Property and Equipment, net - Additional Information (Detail) - Bird Rides [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Depreciation			$ 4,600	$ 3,100
Loss on disposition of property plant equipment	$ (156)	$ (93)	$ (3,407)	$ 0